Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.39%(a)
Alabama–1.68%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 185	$ 155,782
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	940	1,006,712
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(c)	4.00%	12/01/2029	1,065	1,031,435
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(d)(e)	5.50%	01/01/2043	1,900	1,140,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,034,943
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,115	1,094,335
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,050	1,119,788
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	615	545,039
				7,128,034
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	271,415
Arizona–1.69%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	781	713,854
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	895	832,916
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2040	185	178,709
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	789,772
Series 2017, Ref. RB	5.00%	11/15/2045	665	537,298
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	165	143,114
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	380	387,347
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	270	239,144
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	885	805,903
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	780	544,477
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	605,456
Series 2007, RB	5.00%	12/01/2037	1,350	1,372,805
				7,150,795
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	460,932
California–16.55%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(g)(h)	5.00%	04/01/2027	1,890	2,049,224
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	900	762,930
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,008,851
Series 2020, GO Bonds (INS - BAM)(j)	3.00%	11/01/2050	1,750	1,355,722
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	2,395	2,411,568
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	625	516,450
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	273,509
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	8,390	759,501
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,328
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,245	208,073
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,835,441
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	$ 5	$ 4,368
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,076	2,974,103
Series 2023 1, RB	4.38%	09/20/2036	630	623,006
California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(f)(k)	3.65%	01/31/2024	690	687,612
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	145	128,916
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,034,664
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(j)	4.00%	05/15/2046	500	463,465
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,245	1,281,864
Series 2018 A, RB(k)	5.00%	12/31/2047	1,500	1,512,757
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,240	1,208,503
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	185	171,795
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(k)	5.00%	07/01/2027	840	846,141
Series 2012, RB(f)(k)	5.00%	07/01/2030	1,215	1,222,838
Series 2012, RB(f)(k)	5.00%	07/01/2037	2,685	2,689,912
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	1,030	997,559
Series 2016 A, RB(f)	5.25%	12/01/2056	750	705,239
California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,850	2,002,047
Series 2019 A, RB(g)(h)	5.00%	11/01/2049	1,585	1,700,737
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,672,406
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	625	426,232
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	625	467,322
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	375	275,636
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	375	370,012
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(j)	0.00%	01/15/2034	3,145	2,119,050
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	1,050	1,050,000
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,350	1,405,610
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,650	1,717,968
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	2,155	218,913
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	680	731,805
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2037	600	674,595
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(k)	5.00%	05/15/2037	2,315	2,444,224
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	1,740	1,876,769
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(j)	5.00%	08/01/2050	930	989,991
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,434,670
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	1,500	1,360,806
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(j)	4.25%	08/01/2053	2,300	2,293,584
Regents of the University of California Medical Center; Series 2022 P, RB(g)(h)	4.00%	05/15/2053	4,065	3,708,158
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2047	980	1,086,922
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2052	1,190	1,316,081
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,459,692
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,593,197
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	500	526,792
Series 2019 E, RB(k)	5.00%	05/01/2050	1,760	1,809,206
Series 2020 A, Ref. RB(k)	4.00%	05/01/2039	830	801,853
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	450	484,945
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(c)	5.50%	09/01/2023	$ 505	$ 507,580
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	2,605	926,072
				70,242,214
Colorado–5.75%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	556,410
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	692,870
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	1,260	1,133,014
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	430,305
Series 2022, RB	6.50%	12/01/2053	500	502,644
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	523,507
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,826,175
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,121,496
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	435	468,354
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	505	395,672
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	492,953
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2018 A, RB(h)(k)	5.25%	12/01/2048	1,315	1,362,509
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,185	1,227,812
Series 2018 A-2, RB(i)	0.00%	08/01/2033	1,700	1,131,873
Series 2022 A, RB(k)	5.50%	11/15/2035	650	743,482
Series 2022 A, RB(k)	5.50%	11/15/2042	1,000	1,104,694
Series 2022 A, RB(k)	5.00%	11/15/2047	1,505	1,572,012
Series 2022 A, RB(k)	5.50%	11/15/2053	460	498,449
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	292,052
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	647,539
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	610	489,790
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	574,092
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	501,380
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	455,370
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	347,620
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	964,398
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	465,876
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	526,256
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	460,186
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,000	605,760
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,535	870,992
				24,416,782
District of Columbia–2.33%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,260	1,379,381
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	490,989
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,353,405
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,005	2,055,066
Series 2021 A, Ref. RB(k)	4.00%	10/01/2041	1,575	1,519,577
Series 2023 A, Ref. RB(k)	5.25%	10/01/2043	860	927,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,140,533
				9,865,951
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.24%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	$ 1,075	$ 704,877
Series 2022 B, RB(f)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	333,851
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	1,900	1,911,525
Series 2017, RB(g)(h)(k)	5.00%	10/01/2047	1,935	1,968,882
Series 2019 B, RB(k)	4.00%	09/01/2044	625	589,367
Series 2022 A, RB	4.00%	10/01/2047	2,700	2,642,929
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	2,500	2,387,079
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(d)(e)(f)	7.75%	05/15/2035	780	85,871
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	916,563
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	620	439,328
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(c)(f)(k)	7.25%	10/03/2023	625	635,310
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(k)	7.38%	01/01/2049	490	473,219
Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	800	811,255
Series 2019 A, RB(k)	4.00%	10/01/2044	1,750	1,654,832
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	425,140
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	178,469
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	656,433
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	775	843,026
Series 2022, RB	5.25%	08/01/2049	3,125	3,372,357
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(j)	5.00%	03/15/2052	1,485	1,616,276
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	865,008
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	713,473
Miami-Dade (County of), FL;
Series 2022 A, Ref. RB(k)	5.25%	10/01/2052	1,005	1,059,812
Subseries 2021 A-2, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	1,885	1,797,360
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,025,221
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	3,135	3,361,213
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	755	789,636
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2051	1,200	251,416
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	335	66,126
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	335	62,269
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	285	50,116
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	649,234
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,250	1,116,368
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	583,076
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	422,107
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,002,419
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	997,393
Tampa (City of), FL; Series 2020 A, RB(i)	0.00%	09/01/2049	2,510	681,446
				39,228,767
Georgia–1.90%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	1,972,641
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(g)(h)	4.00%	07/01/2044	2,495	2,440,934
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	$ 370	$ 265,733
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	547,672
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,000	995,855
Series 2021 C, RB(c)	4.00%	12/01/2028	925	917,971
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	945	910,992
				8,051,798
Hawaii–1.35%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,500	2,501,355
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,944
Series 2015 A, RB(h)	5.00%	07/01/2031	2,160	2,230,963
				5,733,262
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	228,953
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	303,231
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	1,885	2,104,002
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	1,245	924,441
				3,560,627
Illinois–15.30%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(i)(j)	0.00%	01/01/2029	1,710	1,381,324
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	809,275
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	330,090
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	263,478
Series 2012, RB(b)(c)	5.00%	06/12/2023	2,585	2,586,019
Series 2014, RB	5.00%	11/01/2039	650	656,810
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,644,858
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,643,778
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	1,902,383
Series 2015 C, RB(k)	5.00%	01/01/2046	645	646,386
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,077,044
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,123,577
Series 2022 A, RB (INS - AGM)(j)(k)	5.50%	01/01/2053	1,045	1,120,544
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	459,073
Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2032	535	565,796
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	532,742
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	980,645
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	2,600	2,601,915
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	950	950,775
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(j)	4.00%	01/01/2042	1,485	1,400,600
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,590	2,610,966
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(j)	5.25%	07/01/2029	$ 1,660	$ 1,662,936
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,058,109
Series 2014, GO Bonds	5.00%	05/01/2035	355	357,593
Series 2014, GO Bonds	5.00%	05/01/2036	850	855,349
Series 2016, GO Bonds	5.00%	11/01/2036	895	919,176
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	207,493
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	117,011
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,973,665
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	629,717
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,001,928
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,135,788
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	270	270,221
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,100	1,122,204
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	38,188
Series 2019 A, Ref. RB	5.00%	11/01/2049	910	714,874
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,017,490
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	992	572,835
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	909,570
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	153,267
Series 2017, Ref. RB	5.25%	02/15/2037	145	142,901
Series 2017, Ref. RB	5.25%	02/15/2047	620	574,060
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(i)(j)	0.00%	12/15/2029	2,100	1,635,497
Series 2015 A, RB	5.50%	06/15/2053	4,500	4,558,770
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,510	1,518,424
Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	1,685	1,988,619
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	920	931,987
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	840	850,262
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(h)	5.00%	01/01/2038	3,125	3,127,968
Series 2013 A, RB	5.00%	01/01/2038	2,240	2,242,127
Series 2014 C, RB(h)	5.00%	01/01/2039	3,760	3,818,290
Series 2015 A, RB(h)	5.00%	01/01/2040	1,500	1,529,783
				64,924,180
Indiana–2.25%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc. Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2041	1,655	1,684,327
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(k)	5.00%	07/01/2023	500	500,534
Series 2013, RB(b)(c)(k)	5.00%	07/01/2023	1,715	1,716,830
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,485	1,457,180
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(k)	5.75%	08/01/2042	175	175,814
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,000	1,001,388
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(k)	5.00%	01/01/2027	990	1,030,458
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,523,720
Whiting (City of), IN (BP Products North America Inc.); Series 2015, RB(c)(k)	4.40%	06/10/2031	465	474,525
				9,564,776
Iowa–1.42%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,210	870,409
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	296,079
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,050	2,073,147
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	375	291,325
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,160	1,135,920
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	$ 1,345	$ 1,373,585
				6,040,465
Kansas–0.29%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(c)	5.75%	07/01/2023	1,215	1,217,168
Kentucky–2.54%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(k)	4.70%	01/01/2052	500	465,094
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.96%	02/01/2025	530	530,764
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	395	394,974
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	831,306
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,507,323
Series 2015 A, RB	5.00%	01/01/2045	255	248,456
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	964,824
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	754,987
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,001,331
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(g)(h)(j)	5.00%	09/01/2044	2,860	3,068,551
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,002,611
				10,770,221
Louisiana–0.91%
Louisiana (State of) Energy and Power Authoity (Lepa Unit No. 1); Series 2013 A, RB(b)(c)	5.25%	06/01/2023	2,000	2,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(f)	3.90%	11/01/2044	665	572,634
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	925	934,218
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	335	350,589
				3,857,441
Maryland–0.98%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	287,621
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	596,037
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,205	1,223,891
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	345,131
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	710	722,483
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	658,044
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	337,591
				4,170,798
Massachusetts–2.02%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	5.25%	07/01/2053	2,510	2,819,324
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	2,640	2,892,754
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	900	903,915
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	880	915,887
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2036	235	218,140
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(k)	5.00%	07/01/2046	790	823,855
				8,573,875
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–3.83%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	$ 250	$ 200,000
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(j)	5.00%	07/01/2043	1,590	1,595,305
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	240	223,882
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,190	2,282,241
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(j)	5.00%	07/01/2031	2,500	2,533,615
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	480,381
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	481,538
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,000	1,024,717
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	116,339
Series 2020, Ref. RB	5.00%	06/01/2045	360	313,177
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(g)(h)	5.00%	12/01/2046	2,965	3,026,897
Series 2017, Ref. RB	4.00%	12/01/2040	640	627,806
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,502,626
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(k)	4.00%	10/01/2026	1,270	1,260,565
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	545	564,234
				16,233,323
Minnesota–0.36%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	305,143
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	446,579
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,176
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	256,081
				1,508,979
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	522,706
Missouri–2.17%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	801,486
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,673,103
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	3,555	3,657,600
Series 2019 B, RB (INS - AGM)(j)(k)	5.00%	03/01/2049	745	764,021
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	289,265
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	221,516
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,248,983
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	575	562,297
				9,218,271
Nebraska–2.33%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	166,137
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,865,873
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(j)	4.00%	02/01/2051	1,545	1,491,490
Series 2022 A, RB	5.25%	02/01/2052	3,250	3,606,082
Series 2022, RB(h)	5.25%	02/01/2052	1,570	1,742,015
				9,871,597
Nevada–0.31%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	895	875,678
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	$ 485	$ 449,674
				1,325,352
New Hampshire–0.53%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	224	215,833
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,241	1,196,919
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	842,411
				2,255,163
New Jersey–5.95%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(h)(j)	5.25%	07/01/2026	6,625	6,993,612
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.13%	09/15/2023	175	175,087
Series 2012, RB(k)	5.75%	09/15/2027	500	501,249
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	715	707,988
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2040	1,180	1,132,809
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(k)	5.38%	01/01/2043	2,190	2,196,508
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,654,697
New Jersey (State of) Transportation Trust Fund Authority;
Series 2014, RB	5.00%	06/15/2030	685	739,810
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,182,434
Series 2018 A, RN(g)(h)	5.00%	06/15/2029	1,190	1,244,398
Series 2018 A, RN(g)(h)	5.00%	06/15/2030	405	423,040
Series 2018 A, RN(g)(h)	5.00%	06/15/2031	565	589,237
Series 2021 A, Ref. RB	5.00%	06/15/2033	370	411,410
Series 2022, RB	5.25%	06/15/2046	1,070	1,153,643
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(b)(k)	5.00%	12/01/2023	195	195,063
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,249,873
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,300,781
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,380	1,386,656
				25,238,295
New Mexico–0.59%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	2,210	2,256,609
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	244,242
				2,500,851
New York–21.63%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(k)	5.25%	12/31/2033	200	183,658
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,887,206
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,875	1,839,900
Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	595	582,612
Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	11/15/2038	1,425	1,425,203
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	530	515,653
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,526,214
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	452,150
Series 2020 A-1, RB (INS - AGM)(j)	4.00%	11/15/2041	1,495	1,471,905
Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	295	281,361
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,027,578
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(k)	4.00%	07/15/2055	1,750	1,604,493
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	$ 1,835	$ 1,971,844
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,130	1,255,924
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2038	1,015	1,159,228
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2042	1,725	1,933,423
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(j)	3.00%	01/01/2046	1,875	1,440,453
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB(b)(c)	5.00%	06/15/2023	1,000	1,000,550
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,218,445
Series 2022, RB(h)	5.00%	06/15/2052	3,625	3,896,838
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,378,750
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,840,430
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2040	4,210	4,250,539
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	1,006,358
Series 2018 E, RB(h)	5.00%	03/15/2045	4,260	4,523,793
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,540,909
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	2,740	2,712,540
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	3,130	3,004,126
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,821,496
Series 2019 B, RB (INS - AGM)(g)(h)(j)	4.00%	01/01/2050	1,950	1,877,995
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,816,115
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	210	189,510
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,453,470
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	4,375	4,295,834
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,447,747
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	425	438,346
Series 2020, Ref. RB(k)	5.38%	08/01/2036	705	711,828
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,050	1,051,296
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,000	1,001,357
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2033	1,565	1,613,921
Series 2018, RB(k)	5.00%	01/01/2034	1,285	1,323,134
Series 2018, RB(k)	5.00%	01/01/2036	585	596,366
Series 2020, RB(k)	5.00%	10/01/2040	1,495	1,514,756
Series 2020, RB(k)	4.38%	10/01/2045	875	830,085
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	2,465	2,400,881
Series 2016 A, RB(k)	5.25%	01/01/2050	2,355	2,346,113
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(k)	5.00%	12/01/2036	740	779,862
Series 2022, RB(k)	5.00%	12/01/2038	455	474,956
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	645	625,835
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,316,421
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	565	602,604
Series 2021 A, RB	5.00%	11/15/2056	835	883,289
Series 2022 C, RB	5.00%	05/15/2047	2,205	2,383,592
Series 2022, RB(h)	5.00%	05/15/2051	4,090	4,374,158
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,704,420
				91,807,470
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.21%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	$ 935	$ 899,493
North Dakota–0.57%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,750	1,411,119
Series 2017 C, RB	5.00%	06/01/2053	1,305	1,017,134
				2,428,253
Ohio–5.06%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	652,188
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	337,246
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,135	3,672,941
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,860	5,429,332
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	6,405	713,687
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	900	901,608
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(k)	5.38%	09/15/2027	600	601,835
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	475	474,587
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,310,319
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,106,319
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,354,957
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	989,236
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,004,485)(e)(f)	6.00%	04/01/2038	1,025	358,750
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	617,397
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,658,398
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(k)	2.60%	10/01/2029	1,000	869,312
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(k)	4.25%	01/15/2038	440	418,318
				21,466,430
Oklahoma–2.39%
Edmond Public Works Authority;
Series 2017, RB(h)	5.00%	07/01/2042	2,035	2,158,071
Series 2017, RB(h)	5.00%	07/01/2047	1,985	2,094,286
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	2,825	2,582,022
Series 2018 B, RB	5.50%	08/15/2057	920	830,242
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,485	1,485
Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	1,185	1,308,674
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	535	524,990
Series 2023, RB	4.13%	04/01/2053	665	654,434
				10,154,204
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(f)	6.00%	10/05/2040	630	630,000
Oregon–1.28%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	345,158
Oregon (State of); Series 2019, GO Bonds(h)	5.00%	08/01/2044	2,500	2,691,085
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(k)	5.50%	07/01/2048	1,070	1,169,447
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(k)	5.00%	07/01/2052	1,200	1,240,116
				5,445,806
Pennsylvania–3.91%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	559,954
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2036	500	274,587
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	$ 500	$ 488,900
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	522,558
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(k)	5.25%	06/30/2053	1,505	1,543,671
Series 2022, RB (INS - AGM)(j)(k)	5.00%	12/31/2057	750	767,370
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	682,668
Series 2023 A-2, RB	4.00%	05/15/2048	410	381,727
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	761,682
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	999,793
Series 2019 A, RB	5.00%	12/01/2049	165	172,441
Series 2020 B, RB	5.00%	12/01/2050	445	467,804
Series 2021 A, RB	4.00%	12/01/2050	930	865,007
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(k)	5.00%	06/01/2029	370	391,463
Series 2023 A, RB(k)	5.00%	06/01/2030	510	545,534
Series 2023 A, RB(k)	5.00%	06/01/2031	560	601,208
Series 2023 A, RB(k)	5.00%	06/01/2032	655	705,390
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	2,345	2,390,853
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	610	618,772
Series 2021, Ref. RB (INS - AGM)(j)(k)	4.00%	07/01/2046	1,275	1,186,719
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,346,526
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	310	294,578
				16,569,205
Puerto Rico–6.26%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,260	2,260,094
Series 2002, RB	5.63%	05/15/2043	1,110	1,116,299
Series 2005 A, RB(i)	0.00%	05/15/2050	4,515	805,252
Series 2005 B, RB(i)	0.00%	05/15/2055	2,000	205,503
Series 2008 A, RB(i)	0.00%	05/15/2057	11,190	755,087
Series 2008 B, RB(i)	0.00%	05/15/2057	28,010	1,551,908
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	915,601
Subseries 2022, RN	0.00%	11/01/2043	1,190	581,643
Subseries 2022, RN	0.00%	11/01/2051	2,664	1,288,882
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	1,440	1,423,211
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2033	550	545,604
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	480	471,562
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,255	1,206,369
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	335	282,061
Series 2018 A-1, RB(i)	0.00%	07/01/2029	785	601,755
Series 2018 A-1, RB(i)	0.00%	07/01/2031	1,830	1,269,506
Series 2018 A-1, RB(i)	0.00%	07/01/2033	650	406,540
Series 2018 A-1, RB(i)	0.00%	07/01/2046	6,175	1,668,786
Series 2018 A-1, RB(i)	0.00%	07/01/2051	8,095	1,612,131
Series 2018 A-1, RB	4.75%	07/01/2053	1,115	1,033,894
Series 2018 A-1, RB	5.00%	07/01/2058	5,460	5,230,394
Series 2019 A-2, RB	4.33%	07/01/2040	1,445	1,342,305
				26,574,387
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.53%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 530	$ 537,940
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,723,866
				2,261,806
South Carolina–1.53%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,200	1,203,434
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	2,620	2,700,495
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	180	185,529
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	850	876,112
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	890	891,339
Series 2022 A, RB	4.00%	12/01/2052	675	611,573
				6,468,482
South Dakota–0.40%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,682,271
Tennessee–5.72%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	953,326
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	2,600	2,481,579
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,398,143
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(i)(j)	0.00%	07/01/2026	12,525	11,088,585
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	1,560	1,792,015
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,258,822
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	885	910,521
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	430	440,569
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	995,321
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,875	1,959,227
				24,278,108
Texas–16.76%
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2035	1,110	1,297,682
Series 2023, Ref. RB	5.00%	11/15/2039	880	992,562
Series 2023, Ref. RB	5.25%	11/15/2053	1,635	1,809,811
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	220	230,041
Series 2021 B, RB	5.00%	01/01/2046	760	798,373
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	864,511
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,268,179
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,024,463
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,166,969
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,670	1,606,583
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(j)	4.25%	10/01/2053	1,065	1,014,982
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	906,105
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,000	1,004,255
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,320	1,320,480
Series 2021 A, RB(k)	4.00%	07/01/2041	435	379,842
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	375	380,107
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,015	1,038,250
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,310,865
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	$ 1,000	$ 978,424
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	973,029
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(j)(k)	5.13%	11/01/2028	5,000	5,225,819
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(k)	4.63%	10/01/2031	2,305	2,234,331
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	665	647,793
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,590	1,525,114
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(d)	5.00%	07/01/2047	1,000	450,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	46,282
Series 2021, RB	2.00%	11/15/2061	1,632	666,485
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	772,865
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	1,875	1,880,706
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	920	673,134
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	332,315
Series 2017, Ref. RB	5.00%	01/01/2047	460	401,806
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	170,736
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	968,575
Series 2020, RB	5.25%	10/01/2055	1,870	1,448,980
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	1,320	1,458,989
Series 2023 A, Ref. RB	5.50%	02/01/2050	975	1,104,577
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	595,747
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,677,457
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(h)	5.00%	02/15/2047	2,585	2,637,791
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,440,973
Series 2016, Ref. RB	5.00%	05/15/2045	755	624,293
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2025	335	184,250
Series 2017 A, RB(d)	6.38%	02/15/2048	1,490	819,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	55,927
Series 2020, Ref. RB	6.75%	11/15/2051	60	54,026
Series 2020, Ref. RB	6.88%	11/15/2055	60	54,450
Texas (State of) Transportation Commission; Series 2019, RB(i)	0.00%	08/01/2040	1,500	611,756
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	2,650	1,420,809
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	955	484,376
Series 2015 C, Ref. RB	5.00%	08/15/2042	4,235	4,252,863
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,065	1,027,582
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,875	2,988,169
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	870	842,938
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,150	1,157,756
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	2,510	2,754,107
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,756
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	1,855	1,721,383
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(j)	4.00%	02/15/2053	2,510	2,339,342
				71,124,271
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.44%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	$ 500	$ 375,433
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2018 A, RB(k)	5.00%	07/01/2048	1,110	1,131,846
Series 2021 A, RB(k)	5.00%	07/01/2046	620	644,002
Series 2021 A, RB(k)	5.00%	07/01/2051	335	345,720
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,407,059
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	1,004,420
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	847,219
				6,115,627
Virginia–2.62%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	1,900	1,900,917
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,501,562
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	250	231,631
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	245	153,007
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	2,560	2,649,604
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	400	403,744
Series 2022, Ref. RB(k)	5.00%	12/31/2057	1,215	1,221,490
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	610	606,954
Series 2017, RB(k)	5.00%	12/31/2056	2,505	2,464,828
				11,133,737
Washington–2.66%
Kalispel Tribe of Indians; Series 2018 B, RB(f)	5.00%	01/01/2032	700	719,951
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,070	1,996,196
Washington (State of); Series 2019 A, GO Bonds(h)	5.00%	08/01/2042	1,400	1,491,581
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	625	626,341
Series 2018, RB	5.00%	07/01/2048	2,605	2,628,049
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	4.00%	09/01/2045	925	855,649
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	325	250,182
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	270	201,644
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	903	826,520
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,680,495
				11,276,608
West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	625	675,770
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,299,112
				1,974,882
Wisconsin–5.80%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	4,885	1,238,463
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2060	21,940	3,266,625
Series 2022, RB(f)	5.25%	12/15/2061	1,280	1,280,063
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	625	431,964
Series 2021, RB	4.00%	08/15/2051	2,085	1,827,918
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,733,107
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	$ 1,150	$ 1,045,157
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,569,785
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	685	445,250
Series 2017, RB(f)	6.75%	12/01/2042	1,595	1,373,191
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	310	268,412
Series 2022 A, RB(f)	6.13%	02/01/2050	335	290,058
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	2,880	2,904,013
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	465	445,134
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	490	301,350
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,274,757
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,247,142
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	685,814
				24,628,203
Wyoming–0.60%
University of Wyoming; Series 2021 C, RB (INS - AGM)(j)	4.00%	06/01/2044	805	775,347
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(h)	5.00%	01/01/2027	1,675	1,782,131
				2,557,478
Total Municipal Obligations (Cost $710,495,579)				693,380,759
			Shares
Exchange-Traded Funds–0.09%
Invesco Municipal Strategic Income ETF (Cost $376,513)(p)			7,390	369,328
TOTAL INVESTMENTS IN SECURITIES(q)–163.48% (Cost $710,872,092)				693,750,087
FLOATING RATE NOTE OBLIGATIONS–(13.50)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 07/01/2026 to 04/01/2056(r)				(57,280,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.89)%				(215,969,984)
OTHER ASSETS LESS LIABILITIES–0.91%				3,867,240
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$424,367,343
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $3,279,365, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $1,584,621, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $38,052,987, which represented 8.97% of the Trust’s Net Assets.
(g)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,885,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(p)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$367,989	$-	$-	$1,339	$-	$369,328	$3,779

(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $86,271,557 are held by TOB Trusts and serve as collateral for the $57,280,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$692,958,650	$422,109	$693,380,759
Exchange-Traded Funds	369,328	—	—	369,328
Total Investments	$369,328	$692,958,650	$422,109	$693,750,087
Invesco Advantage Municipal Income Trust II